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1933 Act Rule 485(b)
1933 Act File No. 002-73024
1940 Act File No. 811-03213
November 26, 2008
VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Nationwide Variable Insurance Trust
File Nos. 002-73024 and 811-03213
Dear Sir or Madam:
     Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR enclosed please find Post-Effective Amendment No. 122, Amendment No. 123 (the “Amendment”), to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed for effectiveness as of December 1, 2008 to eliminate the performance-based fee structure for Gartmore NVIT Developing Markets Fund and Gartmore NVIT Emerging Markets Fund as well as to merge three separate and previously filed Statements of Additional Information for various series of the Trust into one combined Statement of Additional Information.
     As counsel to the Trust, we have assisted in preparing the Amendment, and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.
     Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or in my absence to Barbara A. Nugent, Esquire at (215) 564-8092.

Very truly yours,
/s/Prufesh R. Modhera
Prufesh R. Modhera, Esquire

cc: Allan Oster, Esquire